Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

Convertible Notes

FirstFire Global Opportunties Fund LLC

On July 2, 2020, RespireRx and FirstFire Global Opportunities Fund LLC (“FF”) entered into a Securities Purchase Agreement (the “FF SPA”) by which FF provided a sum of $125,000 to the Company, in return for a convertible promissory note with a face amount of $137,500 (which difference in value as compared to the consideration is due to an original issue discount of $12,500), a common stock purchase warrant for 6,875,000 shares of the Company’s common stock (the “FF Warrant”), and the Confession of Judgment (as defined below), among other agreements and obligations.

The note obligates the Company to pay interest at a rate of 10% per annum on any unpaid principal since July 2, 2020, and to make five monthly amortization payments in the amount of $30,250 each, with the first such payment due on December 2, 2020, and the final such payment, along with any unpaid principal and any accrued and unpaid interest and other fees, due on April 2, 2021. Any amount of principal or interest that is not paid when due bears interest at the rate of the lesser of 24% and the maximum amount permitted by law, from the due date to the date such amount is paid.

FF has the right, at any time, to convert any outstanding and unpaid amount of the note into shares of the Company’s common stock or securities convertible into the Company’s common stock, provided that such conversion would not result in FF beneficially owning more than 4.99% of the Company’s then outstanding shares of common stock. Subject to certain limitations and adjustments as described in the note, FF may convert at a per share conversion price equal to $0.02, provided that upon any event of default (as defined in the note), the conversion price will equal the lower of (i) the fixed conversion price, (ii) discount to market based upon subsequent financings with other investors, or (iii) 60% multiplied by the lowest traded price of the common stock of the Company during the twenty-one consecutive trading day (as defined in the note) period immediately preceding the date of such conversion. Upon such conversion, all rights with respect to the portion of the note being so converted terminate, except for the right to receive the Company’s common stock or other securities, cash or other assets as provided in the note due upon such conversion.

The Company may, with prior written notice to FF, prepay the outstanding principal amount under the note during the initial 180 day period after the Effective Date by making a payment to FF of an amount in cash equal to a certain percentage of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 105% to 115% depending on the period in which the prepayment occurs, as set forth in the note.

The FF SPA provides FF with certain participation rights in any subsequent offering of debt or equity. Under the FF SPA, the Company may not enter into an offering of its securities with terms that would benefit an investor more than FF is benefited under the FF SPA and the agreements ancillary thereto, unless the Company offers FF those same terms. The FF SPA also grants FF certain registration rights.

The FF Warrant is a common stock purchase warrant to purchase 6,875,000 shares of the Company’s common stock, for value received in connection with the issuance of the note, from the date of issuance of the FF Warrant until September 30, 2023, at an exercise price of $0.007 (subject to adjustment as provided therein) per share of common stock.

Additionally, the Company provided a confession of judgment (the “Confession of Judgment”) in favor of FF for the amount of the note plus fees and costs, to be filed pursuant to the terms and conditions of the FF SPA and the note.

The note and the shares of the Company’s common stock issuable upon its conversion were offered and sold to FF in reliance upon specific exemptions from the registration requirements of United States federal and state securities laws, which include Section 4(a)(2) of the 1933 Act, and Rule 506(b) promulgated by the SEC under the 1933 Act. Pursuant to these exemptions, FF represented to the Company under the FF SPA, among other representations, that it was an “accredited investor” as that term is defined in Rule 501(a) of Regulation D under the 1933 Act.

EMA Financial, LLC

On July 30, 2020, the Company and EMA Financial, LLC (“EMA”) entered into a securities purchase Agreement (the “EMA SPA”) by which EMA provided a sum of $68,250 to the Company, in return for a convertible note with a face amount of $75,000, and a common stock purchase warrant (the “EMA Warrant”) for 3,750,000 shares of the Company’s common stock.

The note obligates the Company to pay by October 30, 2021 a principal amount of $75,000 together with interest at a rate equal to 10% per annum, which principal exceeds the consideration by the amount of an original issue discount of $6,750. Any amount of principal or interest that is not paid by the maturity date would bear interest at the rate of 24% from the maturity date to the date such amount is paid.

EMA has the right, in its discretion, at any time, to convert any outstanding and unpaid amount of the note into shares of common stock, provided that such conversion would not result in EMA beneficially owning more than 4.99% of the Company’s then outstanding common stock. In the absence of an event of default (as defined in the note), EMA may convert at a per share conversion price equal to $0.02, subject to a retroactive downward adjustment if the lowest traded price on each of the three consecutive trading days following such conversion is lower than $0.02. Upon an event of default, the conversion price is to be adjusted downward based on a discount to market with respect to subsequent financings or a percentage of the lowest traded price during the twenty-one day period prior to the conversion, if lower than $0.02. Upon such conversion, all rights with respect to the portion of the note being so converted terminate, except for the right to receive common stock or other securities, cash or other assets as provided in the note due upon such conversion.

The Company may, with prior written notice to EMA, prepay the outstanding principal amount under the Note during the initial 180 day period after July 30, 2020 by making a payment to EMA of an amount in cash equal to a certain percentage of the outstanding principal, interest, default interest and other amounts owed. Such percentage varies from 110% to 115% depending on the period in which the prepayment occurs, as set forth in the note.

If, prior to the repayment or conversion of the note, the Company consummates a registered, qualified or unregistered primary offering of its securities for capital raising purposes with aggregate net proceeds in excess of $2,500,000, EMA will have the right, in its discretion, to demand repayment in full of any outstanding principal, interest (including default interest) under the note as of the closing date of such offering.

The EMA SPA includes, among other things: (1) an automatic adjustment to the terms of the EMA SPA and related documents to the terms of a future financing if those terms are more beneficial to an investor than the terms of the EMA SPA and related documents are to EMA, subject to limited exceptions; and (2) certain registration rights. In addition, any subsidiary to which the Company transfers a material amount of assets must guarantee certain obligations of the Company under the note.

The EMA Warrant is a common stock purchase warrant to purchase 3,750,000 shares of common stock, for value received in connection with the issuance of the note, from the date of issuance of the EMA Warrant until September 30, 2023, at an exercise price of $0.007 (subject to adjustment as provided therein) per share of common stock.

The note and the shares of common stock issuable upon conversion thereof are offered and sold to EMA in reliance upon specific exemptions from the registration requirements of United States federal and state securities laws, which include Section 4(a)(2) of the 1933 Act, and Rule 506 of Regulation D promulgated thereunder. Pursuant to these exemptions, EMA represented to the Company under the EMA SPA, among other representations, that it was an “accredited investor” as that term is defined in Rule 501(a) of Regulation D under the 1933 Act.

2014 License Agreement Extension of Time to Meet December 31, 2019 Payment Obligation

RespireRx received an extension of time to meet the $100,000 per year payment obligation that was originally due on December 31, 2019, until July 7, 2020 when the payment obligation was met by RespireRx. The next annual payment obligation due with respect to the 2014 License Agreement is due on December 31, 2020. See Note 8. Significant Agreements and Contracts – University of Illinois 2014 Exclusive License Agreement.

Compensation Forgiveness by Arnold S. Lippa and Jeff Margolis and Related Issuance of Series H Preferred Stock.

On July 13, 2020, RespireRx entered into two Exchange Agreements (each an “Exchange Agreement” and collectively, the “Exchange Agreements”) with Mr. Margolis, and Dr. Lippa (each an “Employee” and collectively, the “Employees”).

Pursuant to the terms of the Exchange Agreements, each Employee exchanged his right to receive certain accrued compensation from the Company in exchange for shares of Series H 2% Voting, Non-Participating, Convertible Preferred Stock (“Series H Preferred Stock”) of the Company. Mr. Margolis exchanged his right to receive $500,000 of accrued compensation for 500 shares of the Series H Preferred Stock, and Dr. Lippa exchanged his right to receive $600,000 of accrued compensation for 600 shares of the Series H Preferred Stock. The Series H Preferred Stock is convertible into units consisting of one share of common stock of the Company and a warrant exercisable into one share of common stock of the Company (such warrant having an initial exercise price of $0.007 per share).

The agreement to accept the Employees’ offers to forgive compensation and to enter into Exchange Agreements was approved by disinterested members of the Company’s Board of Directors; Mr. Margolis and Dr. Lippa recused themselves from voting. The Company’s entry into the Exchange Agreements and resulting forgiveness of compensation reduced the accrued compensation liabilities of the Company by $1,100,000.

Also, on July 13, 2020, the Company filed a Certificate of Designation, Preferences, Rights and Limitations (the “Certificate of Designation”) of its Series H Preferred Stock with the Secretary of State of the State of Delaware to amend the Company’s certificate of incorporation. The filing of the Certificate of Designation was approved by the Company’s Board of Directors. The Certificate of Designation sets forth the preferences, rights and limitations of the Series H Preferred Stock.

Entry into Equity Purchase Agreement

On July 28, 2020, RespireRx entered into an equity purchase agreement (the “EPA”) and a registration rights agreement (the “Registration Rights Agreement”) with White Lion Capital, LLC (the “Investor”) pursuant to which the Investor agreed to invest up to $2,000,000 to purchase the Company’s common stock at a purchase price of 85% of the lowest daily volume weighted average price of the common stock for the five trading days prior to a given closing date related to such purchase. Additionally, RespireRx issued to the Investor a convertible note (the “Commitment Note”) with a face amount of $25,000.

The Registration Rights Agreement was entered into as an inducement to the Investor to execute and deliver the EPA, whereby RespireRx agreed to provide certain registration rights under the 1933 Act with respect to the shares of common stock issuable to the Investor pursuant to the EPA. The EPA terminates on the earlier of (i) June 30, 2021, (ii) the date on which the Investor has purchased $2,000,000 of the Company’s common stock, (iii) the date on which the registration statement agreed to in the Registration Rights Agreement is no longer in effect, (iv) upon Investor’s material breach of the EPA, (v) in the event a voluntary or involuntary bankruptcy petition is filed with respect to RespireRx, or (vi) if a custodian is appointed for RespireRx for all or substantially all of its property or RespireRx makes a general assignment for the benefit of its creditors.

The Commitment Note was issued in connection with the execution of the EPA and pursuant to the terms thereof, and obligates RespireRx to pay by July 28, 2021 a principal amount of $25,000, together with a guaranteed interest payment of $2,000 representing an 8% per annum interest rate applied regardless of any payments or prepayments other than payments made by conversion of the Commitment Note. Upon an event of default, any amount of outstanding principal or interest would bear interest at the lower of 18% or the highest rate permitted by law.

The Investor has the right, at any time after the first 180 days, to convert any outstanding and unpaid amount (including accrued interest and other fees) into shares of common stock, provided that such conversion would not result in the Investor beneficially owning more than 9.99% of RespireRx’s then outstanding common stock. Unless an event of default has occurred, the Investor may convert at a per share conversion price equal to $0.02. Upon such conversion, all rights with respect to the portion of the Commitment Note being so converted terminate, except for the right to receive common stock.

The Investor also has the right, at any time the Commitment Note is outstanding, to apply any outstanding principal or interest as consideration for any equity, equity-linked and/or debt securities offered by RespireRx in any public offering or private placement, subject to the terms of the Commitment Note.

RespireRx may, with prior written notice to the Investor, prepay the entire outstanding principal amount under the Commitment Note at any time by making a payment to the Investor of an amount in cash equal to 110% of the outstanding principal, guaranteed interest amount, and any default interest or other amounts owed.

The shares of common stock to be issued and sold to the Investor pursuant to the EPA, or issuable upon conversion of the Commitment Note, and the Commitment Note are issued in reliance upon specific exemptions from the registration requirements of United States federal and state securities laws, which include Section 4(a)(2) of the 1933 Act, and Rule 506 of Regulation D promulgated thereunder. Pursuant to these exemptions, the Investor represented to the Company under the EPA, among other representations, that it was an “accredited investor” as that term is defined in Rule 501(a) of Regulation D under the 1933 Act.

Approval of Amendment of the Amended and Restated 2015 Stock and Stock Option Plan

On July 31, 2020, the Board of Directors amended the 2015 Plan to increase the shares issuable under the 2015 Plan by 100,000,000, from 58,985,260 shares to 158,985,260. Other than the change in the number of shares available under the 2015 Plan, no other changes were made to the 2015 Plan by this amendment. See Note 6. Stockholders’ Deficiency – Stock Options.

Stock options granted to Executive Officers and Others

On July 31, 2020, the Board of Directors of the Company granted non-qualified options to two executive officers of the Company.

RespireRx granted a non-qualified stock option to Mr. Jones to purchase 16,000,000 shares of common stock of the Company. The options vested or will vest, as applicable, in four installments: 25% on issuance, 25% on September 30, 2020, 25% on December 31, 2020, and 25% on March 31, 2021. The options will expire on July 31, 2025. The exercise price of the options is the closing per share market price of shares of common stock of RespireRx as of the date of issuance, which was $0.0072 per share. The option contains a cashless exercise provision.

RespireRx granted non-qualified options to Richard Purcell to purchase 5,000,000 shares of common stock of the Company. The options vested or will vest, as applicable, in four installments: 25% on issuance, 25% on September 30, 2020, 25% on December 31, 2020, and 25% on March 31, 2020. The options will expire on July 31, 2025. The exercise price of the options is the closing per share market price of shares of Common Stock of the Company as of the date of issuance, which was $0.0072 per share. The option contains a cashless exercise provision.

On July 31, 2020, the Board of Directors of the Company granted a non-qualified option exercisable into 7,500,000 shares of common stock of the Company to Kathryn MacFarlane, a member of the Board of Directors and additional non-qualified options exercisable into 21,000,000 shares of common stock of the Company in the aggregate to vendors, or assignees of vendors, in each case on either a discretionary basis or for services rendered. The options vested on issuance and will expire on July 31, 2025. The exercise price of the options is the closing per share market price of shares of common stock of RespireRx as of the date of issuance, which was $0.0072 per share. These options contain a cashless exercise provision.

Amendment to Timothy Jones Employment Contract and Extension Beyond Provisional Period

On July 31, 2020, the employment agreement of Mr. Jones was amended to (i) decrease the threshold financing amount above which the Board of Directors may exercise its discretion to withhold payment to Mr. Jones of his salary and bonus and (ii) adjust bonus amounts paid without adjusting the aggregate dollar amount of these bonus amounts.

On that same date, pursuant to employment agreement, (i) Mr. Jones’s employment with the Company was no longer considered “at will” and all rights and obligations set forth in the Employment Agreement were deemed effective as of that date and (ii) Mr. Jones was granted options to purchase 1,000,000 shares of common stock of RespireRx.

See “Note 8. Significant Agreements and Contracts—Employment Agreements.” Also, see See Note 8. Commitments and Contingencies – Significant Agreements and Contracts – Employment Agreements to our condensed consolidated financial statements at March 31, 2020 for more information on the employment agreement of Mr. Jones.

Exercise of Option pursuant to Option Agreement with UWMRF and Commencement of UWMRF Patent License Agreement.

On August 1, 2020, RespireRx exercised its option pursuant to its option agreement dated March 2, 2020, between RespireRx and UWM Research Foundation, an affiliate of the University of Wisconsin-Milwaukee (“UWMRF”). Upon exercise RespireRx and UWMRF executed the UWMRF Patent License Agreement effective August 1, 2020 pursuant to which RespireRx licensed the identified intellectual property. Under the terms of the exclusive, royalty bearing UWMRF Patent License Agreement, RespireRx licensed from UWMRF, the Licensed Subject Matter which includes the patent rights, technology rights and improvements on a worldwide basis. RespireRx is responsible to pay UWMRF 25% of past patent costs twelve months after the effective date of the UWMRF Patent License Agreement and 25% twenty-four months after the effective and the balance of past patent costs thirty-six months after the effective date. As of January 14, 2020, such past patent costs totaled $60,370. RespireRx is obligated to pay annual license maintenance fees that very from year-to-year from the second anniversary date through the fifth anniversary date and the amount due on the fifth anniversary date is due each anniversary date thereafter. Additionally, RespireRx is obligated to pay UWMRF one-time milestones (i) upon the dosing of the first patient is a Phase II clinical trial, (ii) upon the dosing of the first patient in a Phase III clinical trial and (iii) upon approval by the FDA” of a NDA. RespireRx is also obligated to pay annual royalties on net sales of patented products, and other products as described and defined in the UWMRF Patent License Agreement, subject to reduction due to royalty stacking provisions. The royalty percentages are also subject to annual minimum amounts after first commercial sale of a licensed product of which annual minimums increase in two-year increments until they reach a fixed amount in year six and thereafter. UWMRF was granted stock appreciation rights providing UWMRF with the right to receive an amount equal to 4.9% of the consideration received upon the sale or assignment of one or more of the neuromodulator programs above $1 per program. The Company must provide UWMRF with an annual development plan by September 30, 2021 and each September 30th thereafter. The UWMRF Patent License Agreement will expand the Company’s neuromodulator platform which has historically included the Company’s AMPAkine program and now includes a GABAA program as well. That platform, as expanded, is now called EndeavourRx.

Conversions of Certain Convertible Notes

The table below summarizes the conversions of several convertible notes after June 30, 2020.

	Date	Principal	Interest		Total	No. Shares
	2020	converted	converted	Costs	converted	issued
Convertible note issued in November 2019
	July 1	$20,500	$1,348	$-	$21,848	9,103,313
	July 7	$10,000	$674	-	$10,674	4,447,488
Total		$30,500	$2,022	$-	$32,522	13,550,801

Exercises of Certain Warrants on a Cashless Basis

The table below summarizes the exercise of warrants after June 30, 2020.

Warrant exercises	Date 2020	Number of warrants exercised on a cashless basis	Number of shares issued

Warrants Associated With August 2019 Convertible Note	July 1	10,063,627	9,490,000
	July 7	10,604,454	10,000,000
	July 10	10,604,454	10,000,000
	July 23	2,997,219	2,826,861

Warrants Associated With October 2019 Convertible Note	July 31	13,300,000	12,641,650
	August 7	14,000,000	13,307,000
	August 12	14,000,000	13,307,000

Total		75,569,754	71,572,511

Reimbursement of Advances made by Officers to the Company

Advances to the Company, included in Notes payable to officers in the Company’s condensed consolidated balance sheet as of June 30, 2020, made by Jeff E. Margolis, were repaid, in part, such repayment being $4,000.

10. Subsequent Events

On March 10, 2020, RespireRx was served a complaint and summons dated February 21, 2020 related to a December 16, 2019 demand for payment of past due invoices inclusive of late fees totaling $103,890 of which $3,631 relates to late fees which seeks $100,259 plus 1.5% interest per month on outstanding unpaid invoices. On Friday March 13, 2020, RespireRx and its counsel communicated with vendor’s counsel and discussed why a settlement of such matter would be in the best interests of both parties. As of December 31, 2019, the Company had recorded accounts payable of $99,959 to such vendor an amount considered by the Company to be reasonable given the ongoing settlement discussions.

The due date of the $100,000 annual amount payable to the University of Illinois that was originally due on December 31, 2019 pursuant to the 2014 License Agreement, was extended to June 30, 2020.

On March 2, 2020, RespireRx and UWM Research Foundation, an affiliate of the University of Wisconsin-Milwaukee, entered into an option agreement (“UWMRF Option Agreement”) pursuant to which RespireRx has a six-month option to license the identified intellectual property pursuant to license terms substantially in the Form of a Patent License Agreement (“UWMRF License Agreement”) that is attached to the UWMRF Option Agreement as Appendix I. The UWMRF License Agreement, if it becomes effective, will expand the Company’s neuromodulator program which has historically included the Company’s AMPAkine program to include a GABA-A program as well.

On March 20, 2020, the holder of the August 2019 Convertible Note converted $1,000 of principal and $866 of reimbursable costs into 200,000 shares of the Company’s common stock. On March 16, 2020 the same holder converted $1,000 principal amount and $866 of reimbursable conversion costs into 200,000 shares of the Company’s common stock. On February 24, 2020 the same holder converted $6,150 principal amount and $1,200 of reimbursable costs into 175,000 shares of the Company’s common stock. There remains $46,850 of principal amount plus accrued interest due on the August 2019 Convertible Note (See Note 4. Notes Payable – Convertible Notes Payable).

On March 20, 2020, the holder of the May 2019 Convertible Note converted $493 of principal and $750 of reimbursable costs into 259,000 shares of the Company’s common stock. There remains $44,953 of principal amount plus accrued interest due on the May 2019 Convertible Note. (See Note 4. Notes Payable – Convertible Notes Payable).

On March 26, 2020 the holder of the April 2019 Convertible Note converted $5,600 principal amount and $3,510 of interest into 1,247,945 shares of the Company’s common stock which resulted in the full repayment of all amounts owed pursuant to the April 2019 Convertible Note. On March 24, 2020 and March 20, 2019, the holder of the April 2019 Convertible Note converted $1,800 principal amount on each date into 246,575 shares of the Company’s common stock on each date. Similarly, on March 19, 2020 the holder of the April 2019 Convertible Note converted $1,800 principal amount into 246,575 shares of the Company’s common stock. On January 6, 2020, February 18, 2020 and March 4, 2020 the holder of the April 2019 Convertible Note converted $9,800, $9,400 and $8,300 respectively, of principal amount into 200,820, 217,090 and 226,776 shares of the Company’s common stock respectively. There remains no principal amount or accrued interest due on the April 2019 Convertible Note. (See Note 4. Notes Payable – Convertible Notes Payable).

On March 21, 2020, the Company entered into five separately negotiated Exchange Agreements (each an “Exchange Agreement” and collectively, the “Exchange Agreements”) with certain existing holders (the “Noteholders”) of Convertible Promissory Notes of the Company (the “Notes”). On March 22, 2020 (the “Closing Date”), each Noteholder exchanged his, her or its Note or Notes for shares of common stock of the Company as contemplated by the respective Exchange Agreement. The Noteholders were issued the Notes by the Company on one or more of the following dates: December 31, 2014, December 6, 2018, December 7, 2018, February 27, 2019, March 6, 2019 and March 14, 2019. Under the Exchange Agreements, an aggregate of $255,786.37 principal amount and accrued interest with respect to the Notes were exchanged and cancelled in return for an aggregate of 17,052,424 shares of Common Stock.

On March 21, 2020, two directors and officers of the Company, agreed to forgive a portion of the accrued but unpaid compensation to which each was entitled pursuant to his employment agreement with the Company, equal to $153,000 each. On March 22, 2020, the Company issued to each of them 4,500,000 shares of Common Stock in exchange for this forgiveness, which equates to a per share value of $0.034 per share, the closing share price of Common Stock on Friday, March 20, 2020, the last business day prior to the transaction.

Under the terms of the April 2019 Convertible Note, the May 2019 Convertible Note, the August 2019 Convertible Note, the October 2019 Convertible Note and the November 2019 Convertible Note (each a “Subsequent Note” and collectively, the “Subsequent Notes”), the Company is subject to covenants to maintain a number of reserved shares of common stock with respect to these Subsequent Notes. The reserve requirement is generally a multiple of the number of shares of common stock that would be issued if there were a conversion pursuant to the terms of the applicable Subsequent Note. A breach by the Company of these covenants is an event of default under the terms of the April, August and October Subsequent Notes that generally increases the applicable note’s principal amount and interest rate, and accelerates its maturity date, making the debt immediately due and payable. For the May Subsequent Note, the provisions are similar, but a notice of default is required before such increases and acceleration. For the November Subsequent Note, an event of default will only occur if the holder requests replenishment of the reserves, and that request is not met within three days or a subsequent five-day cure period. The holder of the November Subsequent Note has not yet made such request. (See Note 4. Notes Payable – Convertible Notes Payable).

On March 21 and 22, 2020, the board of directors of Company approved, and on March 22, 2020 the holders of a majority of the outstanding shares of the Company’s common stock executed written consents approving a Certificate of Amendment to the Company’s Certificate of Incorporation. When filed with the Secretary of State of Delaware, the Certificate of Amendment will increase the number of authorized shares of Common Stock of the Company from 65,000,000 to 1,000,000,000. The Company as required, filed a Form DEF 14C Information Statement with the Securities and Exchange Commission. The filing was made on April 10, 2020. The Company is required to provide (generally by mail), the DEF 14C to its shareholders who did not consent to the action. Twenty days after the commencement of the distribution of the Form DEF 14C, the Company is eligible to file the Certificate of Amendment with the Secretary of State of Delaware. The Company has taken this action primarily to increase the number of authorized shares available and to bring it back into compliance with the covenants in the Subsequent Notes regarding the required number of reserved shares of common stock. As described above, the outstanding principal of certain of the Subsequent Notes has been reduced as the holders of these notes have converted a portion of the outstanding principal in exchange for Common Shares, pursuant to the term of the applicable Subsequent Note. With respect to those Subsequent Notes for which conversions have occurred, interest continues to accrue based upon the reduced principal amount of the relevant Subsequent Note. The Company has received waivers of the reserve requirements from several of the Subsequent Note holders until April 30, 2020. The Company is in discussions with the relevant remaining holders of the Subsequent Notes with respect to this recent action, seeking waivers regarding the technical breach of the reserve provisions until such time as the increase in authorized shares is effective, which the Company currently expects will be on or about April 30, 2020, at which time the Company expects that the number of reserved shares will again be in compliance with the applicable covenants.

Dr. Lippa and Mr. Margolis have made advances to the Company on April 13, 2020 totaling $18,500 in the aggregate, which funds were utilized to make a payment of $18,000 to the Company’s auditors.